Other Non-current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Other Non-current Assets
Other assets	$ 15,518	$ 20,421
Total non-current assets	389,319	83,383
ZIM notes
Other Non-current Assets
Available for sale securities	0	43,559
HMM notes
Other Non-current Assets
Available for sale securities	5,961	19,328
Equity participation | ZIM
Other Non-current Assets
Equity participation ZIM	$ 367,840	$ 75